Other operating items (Tables)	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Other operating items
Other operating items consist of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Impairment of long lived assets	—	(152)	—	—	(152)
Gain on disposals	—	11	—	2	11
Other	—	—	—	—	3
Total other operating items	—	(141)	—	2	(138)